CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders Equity [Abstract]
Cash dividend per share	$ 0.48	$ 0.44	$ 0.40